TRADE AND OTHER RECEIVABLES, NET (Tables)	3 Months Ended
Jun. 30, 2021
TRADE AND OTHER RECEIVABLES, NET
Schedule of the components of trade and other receivables

	As at	As at
	June 30, 2021	March 31, 2021
Trade account receivables, net	$160,582	$189,250
Unbilled revenue, net	124,389	103,986
Accrued gas receivable	226	833
Other	80,569	46,132
	$365,766	$340,201

Schedule of aging of the trade accounts receivable

	As at	As at
	June 30, 2021	March 31, 2021

Current	$74,406	$58,737
1–30 days	28,141	19,415
31–60 days	5,098	3,794
61–90 days	2,245	2,144
Over 90 days	9,424	10,446
	$119,314	$94,536

Schedule of changes in the allowance for doubtful accounts

	As at	As at
	June 30, 2021	March 31, 2021

Balance, beginning of period	$23,363	$45,832
Provision for doubtful accounts	7,418	34,260
Bad debts written off	(11,027)	(62,529)
Foreign exchange	2,306	5,800
Balance, end of period	$22,060	$23,363